UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-8054

                              DELAFIELD FUND, INC.
                (Exact name of registrant as specified in charter)

                       600 FIFTH AVENUE NEW YORK, NY 10020
               (Address of principal executive offices) (Zip code)

                                 CHRISTINE MANNA
                     C/O REICH & TANG ASSET MANAGEMENT, LLC
                                600 FIFTH AVENUE
                            NEW YORK, NEW YORK 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end: 12/31

Date of reporting period: JULY 1, 2009 - September 25, 2009

ITEM 1. PROXY VOTING RECORD
******************************* FORM N-Px REPORT *******************************
ICA File Number: 811-08054
Reporting Period: 07/01/2009 - 09/30/2009
Delafield Fund, Inc.
============================= DELAFIELD FUND, INC. =============================


FLEXTRONICS INTERNATIONAL LTD.

Ticker:       FLEX           Security ID:  Y2573F102
Meeting Date: JUL 13, 2009   Meeting Type: Special
Record Date:  MAY 20, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Amend Exisiting Equity Incentive Plans  For       For          Management


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FLEXTRONICS INTERNATIONAL LTD.

Ticker:       FLEX           Security ID:  Y2573F102
Meeting Date: SEP 22, 2009   Meeting Type: Annual
Record Date:  AUG 4, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Re-election Of Director: James A.       For       Against      Management
      Davidson
2     Re-election Of Director: Lip Bu Tan     For       Against      Management
3     Re-election Of Director: Robert L.      For       Against      Management
      Edwards
4     Re-election Of Director: Daniel H.      For       Against      Management
      Schulman
5     Re-election Of Director: William D.     For       Against      Management
      Watkins
6     Approve The Reappointment Of Deloitte & For       For          Management
      Touche Llp As Flextronics' Independent
      Auditors For The 2010 Fiscal Year Andto
      Authorize The Board Of Directors To Fix
      Its Remuneration.
7     Approve The General Authorization For   For       For          Management
      The Directors Offlextronics To Allot
      And Issue Ordinary Shares.
8     Approve The Renewal Of The Share        For       For          Management
      Purchase Mandate Relating To
      Acquisitions By Flextronics Of Its Own
      Issued Ordinary Shares.
9     Approve Changes In The Cash             For       For          Management
      Compensation Payable To Flextronics'
      Non-employee Directors And Additional
      Cash Compensation For The Chairman Of
      The Board Of Directors.


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GERBER SCIENTIFIC, INC.

Ticker:       GRB            Security ID:  373730100
Meeting Date: SEP 17, 2009   Meeting Type: Annual
Record Date:  JUL 31, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Donald P. Aiken          For       For          Management
1.2   Elect Director Marc T. Giles            For       For          Management
1.3   Elect Director Edward G. Jepsen         For       For          Management
1.4   Elect Director Randall D. Ledford       For       For          Management
1.5   Elect Director John R. Lord             For       For          Management
1.6   Elect Director Javier Perez             For       For          Management
1.7   Elect Director Carole F. St. Mark       For       For          Management
1.8   Elect Director W. Jerry Vereen          For       For          Management
2     Ratify Auditors                         For       For          Management
3     Amend Omnibus Stock Plan                For       For          Management


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STERIS CORP.

Ticker:       STE            Security ID:  859152100
Meeting Date: JUL 23, 2009   Meeting Type: Annual
Record Date:  MAY 26, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Richard C. Breeden       For       For          Management
1.2   Elect Director Cynthia L. Feldmann      For       For          Management
1.3   Elect Director Robert H. Fields         For       For          Management
1.4   Elect Director Jacqueline B. Kosecoff   For       For          Management
1.5   Elect Director Kevin M. McMullen        For       For          Management
1.6   Elect Director Walter M Rosebrough, Jr. For       For          Management
1.7   Elect Director Mohsen M. Sohi           For       For          Management
1.8   Elect Director John P. Wareham          For       For          Management
1.9   Elect Director Loyal W. Wilson          For       For          Management
1.10  Elect Director Michael B. Wood          For       For          Management
2     Ratify Auditors                         For       For          Management

============================ END NPX REPORT ====================================

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) DELAFIELD FUND, INC.

By (Signature and Title)* /s/ Michael P. Lydon
                              Michael P. Lydon, Principal Executive Officer

Date: 10/22/09

*Print the name and title of each signing officer under his or her signature.